Income Taxes - Income Tax Expense (Benefit) and Effective Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense	$ 3,689	$ 2,892	$ 886	$ 7,724	$ 5,984	$ 5,171	$ 6,724
Effective tax rate	22.90%	27.40%	13.70%	27.40%	27.40%	20.10%	39.70%